Commitments and Contingencies - Summary of Material Contractual Lease Commitments (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		$ 177,936
2015	$ 133,884
2016	245,310	177,936
2017	88,968	88,968
2018	0	0
2019	0	0
Total	468,162	444,840
Land and Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		88,800
2015	44,400
2016	88,800	88,800
2017	88,800	88,800
2018	88,800	88,800
2019	29,600	29,600
Total	$ 340,400	$ 384,800